Commitments & Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Commitments & Contingencies

Note 9: Commitments and Contingencies

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of September 30, 2011.

Note 8:  Commitments and Contingencies

The Company may from time to time be involved in legal proceedings arising from the normal course of business.  There are no pending or threatened legal proceedings as of June 30, 2011.